Long-term debt (Details) € in Thousands, $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 EUR (€)	May 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Balance of obligation	$ 138,762		$ 67,343
Unamortized financing fees	(658)		(116)
Principal portion included in current liabilities	(8,467)		(6,332)
Long-term debt	129,637		60,895
Canadian prime interest rate plus an applicable margin, 3-year term
Disclosure of detailed information about borrowings [line items]
Balance of obligation	80,000
Notional Amount	$ 80,000
Maturity term	3 years
Amortization period	10 years
Canadian five year bond interest rate plus 2.73% with a minimum 4.50%
Disclosure of detailed information about borrowings [line items]
Balance of obligation	$ 18,241		24,022
Notional Amount	$ 25,000
Adjustment to interest rate basis (as a percent)	2.73%	2.73%
Maturity term	5 years
Amortization period	15 years
Canadian five year bond interest rate plus 2.73% with a minimum 4.50% | Minimum
Disclosure of detailed information about borrowings [line items]
Bearing interest rate	4.50%	4.50%
Term loan with interest rate 3.95% compounded monthly
Disclosure of detailed information about borrowings [line items]
Balance of obligation	$ 21,975		23,352
Notional Amount	$ 25,000
Bearing interest rate	3.95%	3.95%
Maturity term	5 years
Amortization period	15 years
Debt amount repayable in instalment	$ 188
Term loan with interest rate 3.99%
Disclosure of detailed information about borrowings [line items]
Balance of obligation	830		946
Notional Amount	$ 1,250
Bearing interest rate	3.99%	3.99%
Maturity term	5 years
Amortization period	10 years
Debt amount repayable in instalment	$ 13
Mortgage payable with interest rate 3.95%
Disclosure of detailed information about borrowings [line items]
Balance of obligation	3,239		3,380
Notional Amount	$ 3,750
Bearing interest rate	3.95%	3.95%
Maturity term	5 years
Amortization period	20 years
Debt amount repayable in instalment	$ 23
Vendor take-back mortgage owed to a related party with interest rate 6.75%
Disclosure of detailed information about borrowings [line items]
Balance of obligation	701		1,305
Notional Amount	$ 2,850
Bearing interest rate	6.75%	6.75%
Maturity term	5 years
Debt amount repayable in instalment	$ 56
Euro interbank offered rate pus 1.79%
Disclosure of detailed information about borrowings [line items]
Balance of obligation	$ 5,740		7,169
Notional Amount | €		€ 5,000
Bearing interest rate	1.79%	1.79%
Maturity term	5 years
Debt amount repayable in instalment | €		€ 250
Euro interbank offered rate pus 2.68%
Disclosure of detailed information about borrowings [line items]
Balance of obligation	$ 5,740		$ 7,169
Notional Amount | €		€ 5,000
Bearing interest rate	2.68%	2.68%
Maturity term	5 years
Debt amount repayable in instalment | €		€ 250
Term Loan Euro Inter bank Offered Rate Plus 2.00
Disclosure of detailed information about borrowings [line items]
Balance of obligation	$ 2,296
Notional Amount | €		€ 1,500
Bearing interest rate	2.00%	2.00%
Maturity term	5 years
Debt amount repayable in instalment | €		€ 98